Sale of businesses	6 Months Ended
Dec. 31, 2025
Disclosure of business disposal [abstract]
Sale of businesses and brands	Sale of businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2025 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	Total $ million
Sale consideration
Cash received	117	173	290
Transaction and other directly attributable costs paid	(2)	(27)	(29)
Net cash received	115	146	261
Deferred consideration receivable	3	—	3
Transaction costs payable and other directly attributable items	26	9	35
	144	155	299
Net assets disposed of
Assets and liabilities held for sale	(144)	(96)	(240)
Inventories	—	1	1
	(144)	(95)	(239)
Less non-controlling interest	—	28	28
Hyperinflationary adjustment recycled from other comprehensive income	—	22	22
Exchange recycled from other comprehensive income	(6)	(102)	(108)
(Loss)/gain on disposal before taxation	(6)	8	2
Taxation	—	(7)	(7)
(Loss)/gain on disposal after taxation	(6)	1	(5)
Cash consideration received or paid in respect of the disposal of businesses and brands in the six months ended 31 December
2025 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	Total $ million
Net cash received as included in net cashflow from investing activities	115	146	261
Cash included in disposed assets and liabilities held for sale	(127)	(14)	(141)
Net cash flow from sale of businesses and brands	(12)	132	120
On 30 September 2025, Diageo completed the sale of Diageo Operations Italy S.p.A., its manufacturing site in Italy to
NewPrinces S.p.A.. The aggregate consideration for the disposal was $120 million, the disposed net assets of $144 million mainly included cash and cash equivalents. In the six months ended 31 December 2025, the transaction resulted in a non-
operating exceptional loss of $6 million, including cumulative translation losses in the amount of $6 million recycled to the income statement.
On 3 July 2025, Diageo completed the sale of Guinness Ghana Breweries PLC, its brewery in Ghana, to the Castel Group. The aggregate consideration for the disposal was $81 million, the disposed net assets of $64 million mainly included property, plant and equipment and trade and other payables. In the six months ended 31 December 2025, the transaction resulted in a non-
operating exceptional loss before tax of $49 million, including cumulative translation losses of $94 million and hyperinflationary adjustment gain of $22 million recycled to the income statement.
On 1 July 2025, Diageo completed the sale of its shareholding in Seychelles Breweries Limited to Phoenix Beverages Limited.
On completion, Phoenix Beverages Limited have taken majority control of Seychelles Breweries Limited. The aggregate consideration for the disposal was $89 million, the disposed net assets of $32 million mainly included property, plant and equipment. In the six months ended 31 December 2025, the transaction resulted in a non-operating exceptional gain of
$62 million, including cumulative translation losses of $8 million recycled to the income statement.